Shareholder Report, Average Annual Return (Details)	12 Months Ended	16 Months Ended	60 Months Ended	72 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000110026
Average Annual Return [Line Items]
Line Graph and Table Measure Name	A with Sales Charge
Average Annual Return, Percent	8.69%		7.63%		8.48%
C000110027
Average Annual Return [Line Items]
Line Graph and Table Measure Name	C with Sales Charge
Average Annual Return, Percent	13.51%		7.80%		8.15%
C000110028
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R5
C000110029
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Y
C000110030
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor
C000213181
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
C000110032
Average Annual Return [Line Items]
Line Graph and Table Measure Name	A with Sales Charge
Average Annual Return, Percent	6.51%		8.45%		10.37%
C000110033
Average Annual Return [Line Items]
Line Graph and Table Measure Name	C with Sales Charge
Average Annual Return, Percent	11.20%		8.92%		10.20%
C000110034
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R5
C000110035
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Y
C000110031
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor
C000210485
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
C000110036
Average Annual Return [Line Items]
Line Graph and Table Measure Name	A with Sales Charge
Average Annual Return, Percent	9.14%		5.67%		6.45%
C000110037
Average Annual Return [Line Items]
Line Graph and Table Measure Name	C with Sales Charge
Average Annual Return, Percent	13.96%		6.14%		6.29%
C000110038
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R5
C000110039
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Y
C000110040
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor
C000190448
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
C000144085
Average Annual Return [Line Items]
Line Graph and Table Measure Name	A with Sales Charge
Average Annual Return, Percent	(4.11%)		4.39%		2.62%
C000144086
Average Annual Return [Line Items]
Line Graph and Table Measure Name	C with Sales Charge
Average Annual Return, Percent	(0.04%)		4.87%		2.49%
C000144088
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R5
C000144087
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Y
C000144089
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor
C000162332
Average Annual Return [Line Items]
Line Graph and Table Measure Name	A with Sales Charge
Average Annual Return, Percent	16.47%		13.15%		12.04%
C000162333
Average Annual Return [Line Items]
Line Graph and Table Measure Name	C with Sales Charge
Average Annual Return, Percent	21.75%		13.65%		11.95%
C000162334
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R5
C000162336
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Y
C000162335
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor
C000202403
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
C000213183
Average Annual Return [Line Items]
Line Graph and Table Measure Name	A with Sales Charge
Average Annual Return, Percent	0.49%		2.50%	6.23%
C000213182
Average Annual Return [Line Items]
Line Graph and Table Measure Name	C with Sales Charge
Average Annual Return, Percent	4.91%		3.01%	6.57%
C000207200
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R5
C000207201
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Y
C000207202
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor
C000244413
Average Annual Return [Line Items]
Line Graph and Table Measure Name	A with Sales Charge
Average Annual Return, Percent	(2.18%)	0.83%
C000244414
Average Annual Return [Line Items]
Line Graph and Table Measure Name	C with Sales Charge
Average Annual Return, Percent	2.04%	4.51%
C000244412
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Y
C000244411
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
Without Sales Load [Member] | C000110026
Average Annual Return [Line Items]
Average Annual Return, Percent	15.31%		8.91%		9.13%
Without Sales Load [Member] | C000110027
Average Annual Return [Line Items]
Average Annual Return, Percent	14.51%		7.80%		8.15%
Without Sales Load [Member] | C000110028
Average Annual Return [Line Items]
Average Annual Return, Percent	15.69%		9.23%		9.47%
Without Sales Load [Member] | C000110029
Average Annual Return [Line Items]
Average Annual Return, Percent	15.61%		9.17%		9.38%
Without Sales Load [Member] | C000110030
Average Annual Return [Line Items]
Average Annual Return, Percent	15.40%		8.90%		9.14%
Without Sales Load [Member] | C000213181
Average Annual Return [Line Items]
Average Annual Return, Percent	15.73%		9.27%		9.49%
Without Sales Load [Member] | C000110032
Average Annual Return [Line Items]
Average Annual Return, Percent	13.03%		9.74%		11.02%
Without Sales Load [Member] | C000110033
Average Annual Return [Line Items]
Average Annual Return, Percent	12.20%		8.92%		10.20%
Without Sales Load [Member] | C000110034
Average Annual Return [Line Items]
Average Annual Return, Percent	13.41%		10.08%		11.42%
Without Sales Load [Member] | C000110035
Average Annual Return [Line Items]
Average Annual Return, Percent	13.30%		10.02%		11.32%
Without Sales Load [Member] | C000110031
Average Annual Return [Line Items]
Average Annual Return, Percent	13.05%		9.75%		11.06%
Without Sales Load [Member] | C000210485
Average Annual Return [Line Items]
Average Annual Return, Percent	13.39%		10.10%		11.43%
Without Sales Load [Member] | C000110036
Average Annual Return [Line Items]
Average Annual Return, Percent	15.80%		6.92%		7.08%
Without Sales Load [Member] | C000110037
Average Annual Return [Line Items]
Average Annual Return, Percent	14.96%		6.14%		6.29%
Without Sales Load [Member] | C000110038
Average Annual Return [Line Items]
Average Annual Return, Percent	16.24%		7.29%		7.45%
Without Sales Load [Member] | C000110039
Average Annual Return [Line Items]
Average Annual Return, Percent	16.13%		7.21%		7.38%
Without Sales Load [Member] | C000110040
Average Annual Return [Line Items]
Average Annual Return, Percent	15.78%		6.93%		7.10%
Without Sales Load [Member] | C000190448
Average Annual Return [Line Items]
Average Annual Return, Percent	16.49%		7.36%		7.49%
Without Sales Load [Member] | C000144085
Average Annual Return [Line Items]
Average Annual Return, Percent	1.71%		5.63%		3.24%
Without Sales Load [Member] | C000144086
Average Annual Return [Line Items]
Average Annual Return, Percent	0.96%		4.87%		2.49%
Without Sales Load [Member] | C000144088
Average Annual Return [Line Items]
Average Annual Return, Percent	2.07%		5.97%		3.62%
Without Sales Load [Member] | C000144087
Average Annual Return [Line Items]
Average Annual Return, Percent	1.99%		5.90%		3.54%
Without Sales Load [Member] | C000144089
Average Annual Return [Line Items]
Average Annual Return, Percent	1.74%		5.59%		3.23%
Without Sales Load [Member] | C000162332
Average Annual Return [Line Items]
Average Annual Return, Percent	23.58%		14.50%		12.70%
Without Sales Load [Member] | C000162333
Average Annual Return [Line Items]
Average Annual Return, Percent	22.75%		13.65%		11.95%
Without Sales Load [Member] | C000162334
Average Annual Return [Line Items]
Average Annual Return, Percent	23.93%		14.82%		13.02%
Without Sales Load [Member] | C000162336
Average Annual Return [Line Items]
Average Annual Return, Percent	24.00%		14.79%		12.96%
Without Sales Load [Member] | C000162335
Average Annual Return [Line Items]
Average Annual Return, Percent	23.60%		14.47%		12.68%
Without Sales Load [Member] | C000202403
Average Annual Return [Line Items]
Average Annual Return, Percent	24.12%		14.90%		13.07%
Without Sales Load [Member] | C000213183
Average Annual Return [Line Items]
Average Annual Return, Percent	6.63%		3.73%	7.28%
Without Sales Load [Member] | C000213182
Average Annual Return [Line Items]
Average Annual Return, Percent	5.91%		3.01%	6.57%
Without Sales Load [Member] | C000207200
Average Annual Return [Line Items]
Average Annual Return, Percent	7.13%		4.13%	7.66%
Without Sales Load [Member] | C000207201
Average Annual Return [Line Items]
Average Annual Return, Percent	7.00%		4.06%	7.58%
Without Sales Load [Member] | C000207202
Average Annual Return [Line Items]
Average Annual Return, Percent	6.71%		3.75%	7.29%
Without Sales Load [Member] | C000244413
Average Annual Return [Line Items]
Average Annual Return, Percent	3.77%	5.27%
Without Sales Load [Member] | C000244414
Average Annual Return [Line Items]
Average Annual Return, Percent	3.04%	4.51%
Without Sales Load [Member] | C000244412
Average Annual Return [Line Items]
Average Annual Return, Percent	4.06%	5.56%
Without Sales Load [Member] | C000244411
Average Annual Return [Line Items]
Average Annual Return, Percent	4.16%	5.64%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Average Annual Return, Percent	25.02%		14.53%		13.10%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Average Annual Return, Percent	25.02%		14.53%		13.10%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Average Annual Return, Percent	25.02%		14.53%		13.10%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Average Annual Return, Percent	25.02%		14.53%		13.10%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Average Annual Return, Percent	25.02%		14.53%		13.10%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Average Annual Return, Percent	25.02%		14.53%		13.10%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Average Annual Return, Percent	25.02%		14.53%		13.10%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Average Annual Return, Percent	25.02%		14.53%		13.10%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Average Annual Return, Percent	25.02%		14.53%		13.10%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Average Annual Return, Percent	25.02%		14.53%		13.10%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Average Annual Return, Percent	25.02%		14.53%		13.10%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Average Annual Return, Percent	25.02%		14.53%		13.10%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Average Annual Return, Percent	25.02%		14.53%		13.10%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Average Annual Return, Percent	25.02%		14.53%		13.10%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Average Annual Return, Percent	25.02%		14.53%		13.10%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Average Annual Return, Percent	25.02%		14.53%		13.10%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Average Annual Return, Percent	25.02%		14.53%		13.10%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Average Annual Return, Percent	25.02%		14.53%		13.10%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Average Annual Return, Percent	25.02%		14.53%		13.10%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Average Annual Return, Percent	25.02%		14.53%		13.10%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Average Annual Return, Percent	25.02%		14.53%		13.10%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Average Annual Return, Percent	25.02%		14.53%		13.10%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Average Annual Return, Percent	25.02%		14.53%		13.10%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Average Annual Return, Percent	25.02%		14.53%		13.10%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Average Annual Return, Percent	25.02%		14.53%		13.10%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Average Annual Return, Percent	25.02%		14.53%		13.10%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Average Annual Return, Percent	25.02%		14.53%		13.10%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Average Annual Return, Percent	25.02%		14.53%		13.10%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Average Annual Return, Percent	25.02%		14.53%		13.10%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Average Annual Return, Percent	25.02%		14.53%	17.36%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Average Annual Return, Percent	25.02%		14.53%	17.36%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Average Annual Return, Percent	25.02%		14.53%	17.36%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Average Annual Return, Percent	25.02%		14.53%	17.36%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Average Annual Return, Percent	25.02%		14.53%	17.36%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Average Annual Return, Percent	25.02%	25.95%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Average Annual Return, Percent	25.02%	25.95%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Average Annual Return, Percent	25.02%	25.95%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Average Annual Return, Percent	25.02%	25.95%
AMERICAN BEACON INDEX: RUSSELL 2000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	15.15%		6.86%		8.09%
AMERICAN BEACON INDEX: RUSSELL 2000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	15.15%		6.86%		8.09%
AMERICAN BEACON INDEX: RUSSELL 2000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	15.15%		6.86%		8.09%
AMERICAN BEACON INDEX: RUSSELL 2000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	15.15%		6.86%		8.09%
AMERICAN BEACON INDEX: RUSSELL 2000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	15.15%		6.86%		8.09%
AMERICAN BEACON INDEX: RUSSELL 2000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	15.15%		6.86%		8.09%
AMERICAN BEACON INDEX: Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	22.10%		11.47%		11.54%
AMERICAN BEACON INDEX: Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	22.10%		11.47%		11.54%
AMERICAN BEACON INDEX: Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	22.10%		11.47%		11.54%
AMERICAN BEACON INDEX: Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	22.10%		11.47%		11.54%
AMERICAN BEACON INDEX: Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	22.10%		11.47%		11.54%
AMERICAN BEACON INDEX: Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	22.10%		11.47%		11.54%
AMERICAN BEACON INDEX: RUSSELL 1000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	14.37%		8.68%		8.49%
AMERICAN BEACON INDEX: RUSSELL 1000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	14.37%		8.68%		8.49%
AMERICAN BEACON INDEX: RUSSELL 1000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	14.37%		8.68%		8.49%
AMERICAN BEACON INDEX: RUSSELL 1000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	14.37%		8.68%		8.49%
AMERICAN BEACON INDEX: RUSSELL 1000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	14.37%		8.68%		8.49%
AMERICAN BEACON INDEX: RUSSELL 1000® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	14.37%		8.68%		8.49%
AMERICAN BEACON INDEX: RUSSELL 1000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	33.36%		18.96%		16.78%
AMERICAN BEACON INDEX: RUSSELL 1000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	33.36%		18.96%		16.78%
AMERICAN BEACON INDEX: RUSSELL 1000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	33.36%		18.96%		16.78%
AMERICAN BEACON INDEX: RUSSELL 1000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	33.36%		18.96%		16.78%
AMERICAN BEACON INDEX: RUSSELL 1000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	33.36%		18.96%		16.78%
AMERICAN BEACON INDEX: RUSSELL 1000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	33.36%		18.96%		16.78%
AMERICAN BEACON INDEX: Bloomberg Global-Aggregate Total Return I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global-Aggregate Total Return Index Value Hedged USD
Average Annual Return, Percent	3.40%		0.48%	1.73%
60% MSCI World Index (Hedged to USD) / 40% Bloomberg Global-Aggregate Total Return Index (Hedged to USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% MSCI World Index Hedged to USD / 40% BB Global Aggregate Rtrn Hedged to USD
Average Annual Return, Percent	14.21%		7.94%	9.89%
AMERICAN BEACON INDEX: Bloomberg Global-Aggregate Total Return I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global-Aggregate Total Return Index Value Hedged USD
Average Annual Return, Percent	3.40%		0.48%	1.73%
60% MSCI World Index (Hedged to USD) / 40% Bloomberg Global-Aggregate Total Return Index (Hedged to USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% MSCI World Index Hedged to USD / 40% BB Global Aggregate Rtrn Hedged to USD
Average Annual Return, Percent	14.21%		7.94%	9.89%
60% MSCI World Index (Hedged to USD) / 40% Bloomberg Global-Aggregate Total Return Index (Hedged to USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% MSCI World Index Hedged to USD / 40% BB Global Aggregate Rtrn Hedged to USD
Average Annual Return, Percent	14.21%		7.94%	9.89%
AMERICAN BEACON INDEX: Bloomberg Global-Aggregate Total Return I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global-Aggregate Total Return Index Value Hedged USD
Average Annual Return, Percent	3.40%		0.48%	1.73%
60% MSCI World Index (Hedged to USD) / 40% Bloomberg Global-Aggregate Total Return Index (Hedged to USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% MSCI World Index Hedged to USD / 40% BB Global Aggregate Rtrn Hedged to USD
Average Annual Return, Percent	14.21%		7.94%	9.89%
AMERICAN BEACON INDEX: Bloomberg Global-Aggregate Total Return I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global-Aggregate Total Return Index Value Hedged USD
Average Annual Return, Percent	3.40%		0.48%	1.73%
AMERICAN BEACON INDEX: Bloomberg Global-Aggregate Total Return I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global-Aggregate Total Return Index Value Hedged USD
Average Annual Return, Percent	3.40%		0.48%	1.73%
60% MSCI World Index (Hedged to USD) / 40% Bloomberg Global-Aggregate Total Return Index (Hedged to USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% MSCI World Index Hedged to USD / 40% BB Global Aggregate Rtrn Hedged to USD
Average Annual Return, Percent	14.21%		7.94%	9.89%